Revenue Recognition - Summary of Percentage of Accounts Receivable, Net Due from Significant Customers (Details) - Customer Concentration Risk - Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Customer A
Disaggregation Of Revenue [Line Items]
Concentration risk percentage		25.00%	10.00%
Customer B
Disaggregation Of Revenue [Line Items]
Concentration risk percentage	30.00%	21.00%	29.00%
Customer C
Disaggregation Of Revenue [Line Items]
Concentration risk percentage	14.00%